Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended		17 Months Ended	24 Months Ended	29 Months Ended	36 Months Ended	41 Months Ended	48 Months Ended	53 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 16, 2021	Sep. 30, 2015	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2022	Sep. 30, 2017	Sep. 30, 2023	Sep. 30, 2018	Sep. 30, 2024	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000154799
Account Value [Line Items]
Line Graph and Table Measure Name				Spectrum Active Advantage Fund
Accumulated Value		$ 10,000			$ 10,531		$ 11,941		$ 13,501		$ 13,892		$ 16,178	$ 21,664	$ 15,409	$ 14,842	$ 17,811	$ 19,368
C000133465
Account Value [Line Items]
Line Graph and Table Measure Name				Spectrum Low Volatility Fund
Accumulated Value		10,000			11,304		12,583		12,716		13,367		15,875	17,593	16,647	17,028	19,226	19,719
C000226669
Account Value [Line Items]
Line Graph and Table Measure Name				Spectrum Unconstrained Fund
Accumulated Value	$ 10,000		$ 10,470			$ 9,820		$ 9,801		$ 11,039		$ 11,478
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,543		13,691		16,143		16,830		19,380	25,194	21,296	25,900	35,315	41,530
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA U.S. Leveraged Loan 100 Index
Accumulated Value		$ 10,000			$ 10,605		$ 11,091		$ 11,642		$ 12,042		$ 12,248	$ 13,064	$ 12,550	$ 14,278	$ 15,634	$ 16,873
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,103			8,628		8,684		9,688		9,968
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA U.S. Leveraged Loan 100 Index
Accumulated Value	$ 10,000		$ 10,178			$ 9,778		$ 11,124		$ 12,180		$ 13,145